UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor New York, NY	10016
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

COMMON STOCKS — 97.69%	Shares	Fair Value
Communication Services — 12.08%
Alphabet, Inc., Class A(a)	300	$429,834
Altice USA, Inc., Class A(a)	3,500	95,760
Comcast Corporation, Class A	2,500	107,975
Electronic Arts, Inc.(a)	1,200	129,504
Facebook, Inc., Class A(a)	1,000	201,910
T-Mobile US, Inc.(a)	1,500	118,785
Verizon Communications, Inc.	2,200	130,768
		1,214,536
Consumer Discretionary — 9.03%
Adidas AG - ADR	800	126,528
Amazon.com, Inc.(a)	120	241,046
Deckers Outdoor Corporation(a)	500	95,455
Hilton Worldwide Holdings, Inc.	1,200	129,360
Home Depot, Inc. (The)	500	114,050
Rent-A-Center, Inc.	4,000	116,520
Starbucks Corporation	1,000	84,830
		907,789
Consumer Staples — 6.47%
Estée Lauder Companies, Inc. (The), Class A	700	136,612
Kimberly-Clark Corporation	1,000	143,240
Nestlé S.A. - ADR	1,000	110,260
Sysco Corporation	1,500	123,210
Walmart, Inc.	1,200	137,388
		650,710
Energy — 8.65%
ConocoPhillips	2,000	118,860
Cosan Ltd., Class A(a)	4,000	88,360
GeoPark Ltd. - ADR	5,000	92,500
Holly Energy Partners, LP	8,400	191,772
Plains GP Holdings, LP, Class A(a)	11,300	188,145
Shell Midstream Partners, LP	9,700	190,605
		870,242
Financials — 9.19%
Aon plc	700	154,175
Discover Financial Services	700	52,591
LPL Financial Holdings, Inc.	1,400	128,982
MetLife, Inc.	2,500	124,275
Moody's Corporation	400	102,716
Synchrony Financial	1,500	48,615
Unum Group	6,800	181,492
Voya Financial, Inc.	2,200	131,406
		924,252

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 14.13%
Abbott Laboratories	1,500	130,710
AbbVie, Inc.	1,700	137,734
Bristol-Myers Squibb Company	1,800	113,310
Edwards Lifesciences Corporation(a)	400	87,944
Hologic, Inc.(a)	2,400	128,448
LHC Group, Inc.(a)	1,100	160,325
Quest Diagnostics, Inc.	1,200	132,804
Roche Holding AG - ADR	3,300	137,940
Thermo Fisher Scientific, Inc.	450	140,936
Zimmer Biomet Holdings, Inc.	700	103,530
Zoetis, Inc.	1,100	147,631
		1,421,312
Industrials — 7.79%
Alaska Air Group, Inc.	1,500	96,885
Cintas Corporation	550	153,434
Federal Signal Corporation	400	12,864
Lockheed Martin Corporation	300	128,436
ManpowerGroup, Inc.	600	54,894
Oshkosh Corporation	1,500	129,060
Quanta Services, Inc.	1,500	58,725
Schneider Electric Se - ADR	7,500	149,475
		783,773
Information Technology — 22.96%
Accenture plc, Class A	700	143,647
Advanced Micro Devices, Inc.(a)	3,000	141,000
Apple, Inc.	1,400	433,314
Booz Allen Hamilton Holding Corporation	2,000	156,080
Broadcom, Inc.	400	122,064
Cadence Design Systems, Inc.(a)	1,800	129,798
Cisco Systems, Inc.	1,100	50,567
Euronet Worldwide, Inc.(a)	1,000	157,639
Mastercard, Inc., Class A	450	142,173
Microsoft Corporation	2,700	459,621
Qorvo, Inc.(a)	1,200	127,032
Sapiens International Corporation N.V.	5,000	127,150
Visa, Inc., Class A	600	119,382
		2,309,467
Materials — 2.29%
CRH plc - ADR	2,700	101,493
MMC Norilsk Nickel PJSC - ADR	4,000	129,040
		230,533

See accompanying notes which are an integral part of this schedule of investments.

Real Estate — 3.39%
American Tower Corporation, A	300	69,522
Omega Healthcare Investors, Inc.	4,600	192,970
STORE Capital Corporation	2,000	78,500
		340,992
Utilities — 1.71%
Black Hills Corporation	1,400	116,242
NRG Energy, Inc.	1,500	55,335
		171,577

Total Common Stocks (Cost $8,909,814)		9,825,183

MONEY MARKET FUNDS - 1.77%

Fidelity Investments Money Market Government Portfolio, Class I, 1.46%(b)	177,587	177,587

Total Money Market Funds (Cost $177,587)		177,587

Total Investments — 99.46% (Cost $9,087,401)		10,002,770

Other Assets in Excess of Liabilities — 0.54%		54,232

NET ASSETS — 100.00%		$10,057,002

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$971,812
Unrealized depreciation	(87,048)
Net unrealized appreciation	884,764
Aggregate cost of securities for federal income tax purposes	$9,118,006

See accompanying notes which are an integral part of this schedule of investments.

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

MUNICIPAL BONDS — 98.81%	Principal Amount	Fair Value
Arizona - 9.89%
Arizona Health Facilities Authority (Banner Health), Revenue Bonds, Series 2008-F, 0.93%, 1/1/2029(a)	$150,000	$150,000

California - 2.02%
Successor Agency to the Redevelopment Agency of the City & County of San Francisco, Tax Allocation Refunding Bonds, Series 2014-C, 5.00%, 8/1/2020	30,000	30,641

Connecticut - 4.72%
State of Connecticut Special Tax Obligation Bonds, Transportation Infrastructure, Series 2014-A, 5.00%, 9/1/2020	70,000	71,634

Florida - 10.41%
Citizens Property Insurance Corporation Coastal Account, Senior Secured Bonds, Series 2011-A1, 4.75%, 6/1/2020	50,000	50,621
JEA Electric System Subordinated Revenue Bonds, Series 2013-D, 5.00%, 10/1/2020	55,000	56,366
The School Board of Brevard Country Florida, Refunding Certificates of Participation, Series 2014, 5.00%, 7/1/2020	50,000	50,838
		157,825
Illinois - 17.25%
Illinois Educational Facilities Authority Revenue Bonds, The University of Chicago, Series 2003-B, 0.91%, 7/1/2033(a)	200,000	200,000
Village of Winnetka, Illinois, General Obligation Bonds, Series 2014, 4.00%, 12/15/2020	60,000	61,570
		261,570
Indiana - 4.62%
Indiana Finance Authority, State Revolving Fund Program Refunding Bonds, Series 2014-B, 5.00%, 2/1/2020	70,000	70,000

Iowa - 4.35%
City of Cedar Rapids, Iowa, General Obligation Unlimited, Series 2019-A, 5.00%, 6/1/2020	65,000	65,875

Maryland - 3.31%
Mayor & City Council of Cumberland, Tax-Exempt Public Improvement Refunding Bonds of 2017, 2.00%, 6/1/2020	50,000	50,162

Massachusetts - 4.62%
Massachusetts Water Resources Authority, General Revenue Refunding Bonds, Series 2008-E, 0.92%, 8/1/2037(a)	70,000	70,000

Minnesota - 4.63%
Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), General Obligation Park Bonds, Series 2015-B, 5.00%, 3/1/2020	70,000	70,219

See accompanying notes which are an integral part of this schedule of investments.

New York - 14.19%
Dormitory Authority of the State of New York, Columbia University Revenue Bonds, Series 2003-B, 0.79%, 7/1/2028(a)	70,000	70,000
Dormitory Authority of the State of New York, Metropolitan Museum of Arts Revenue Bonds, Series 1993-B, 0.77%, 7/1/2023(a)	35,000	35,000
Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds (General Purpose), Series 2015-E, 2.00%, 3/15/2020	40,000	40,052
New York State Housing Finance Agency, 29 Flatbush Avenue Housing Revenue Bonds, Series 2015-A, 0.93%, 11/1/2044(a)	70,000	70,000
		215,052
North Carolina - 9.30%
City of Raleigh North Carolina, General Obligation Public Improvement Bonds, Series 2012-B, 5.00%, 4/1/2020	70,000	70,461
County of Durham, North Carolina, General Obligation Refunding Bonds, Series 2009, 5.00%, 4/1/2020	70,000	70,461
		140,922
Ohio - 2.34%
Ohio State Water Development Authority Water Pollution Control Loan, Refunding Revenue Bonds, Series 2005, 5.25%, 6/1/2020	35,000	35,501

Pennsylvania - 1.01%
City of Philadelphia, PA, General Obligation Unlimited, Series 2015-B, 5.00%, 8/1/2020	15,000	15,300

Puerto Rico - 4.80%
Commonwealth of Puerto Rico, General Obligation Public Improvement Refunding Bonds, Series 2002-A, 5.50%, 7/1/2021	70,000	72,956

Texas - 1.35%
North East Independent School District, Unlimited Tax Refunding Bonds, Series 2018, 5.00%, 8/1/2020	20,000	20,408

Total Municipal Bonds (Cost $1,497,650)		1,498,065

MONEY MARKET FUNDS - 15.60%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 1.48%(b)	236,438	236,438

Total Money Market Funds (Cost $236,438)		236,438

Total Investments — 114.41% (Cost $1,734,088)		1,734,503

Liabilities in Excess of Other Assets — (14.41)%		(218,396)

NET ASSETS — 100.00%		$1,516,107

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$626
Unrealized depreciation	(211)
Net unrealized appreciation	415
Aggregate cost of securities for federal income tax purposes	$1,734,088

Centaur Mutual Funds Trust

Related Notes to Schedule of Investments

January 31, 2020 (Unaudited)

1. ORGANIZATION

The DCM/INNOVA High Dividend Income Innovation Fund (the “DCM/INNOVA Fund”), formerly Centaur Total Return Fund, and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund “) (each a “Fund” and, collectively the “Funds”), are active investment portfolios of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are classified as diversified as defined in the 1940 Act.

The DCM/INNOVA Fund commenced operations on March 16, 2005. The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The DCM/INNOVA Fund invests in equity securities of companies that DCM Advisors, LLC (the “Adviser”) believes are undervalued in the securities markets, but which also offer high dividend yields relative to the average yields of the broad market averages.

The Lebenthal Fund commenced operations on December 31, 2019. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests in primarily in municipal securities, the income from which is exempt from federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued using evaluated prices furnished by a pricing service selected by the Board of Trustees (the “Board”). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Centaur Mutual Funds Trust

Related Notes to Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Level 1 -	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date;
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of January 31, 2020:

DCM/INNOVA Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,825,183	$-	$-	$9,825,183
Money Market Funds	177,587	-	-	177,587
Total	$10,002,770	$-	$-	$10,002,770

Lebenthal Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$-	$1,498,065	$-	$1,498,065
Money Market Funds	236,438	-	-	236,438
Total	$236,438	$1,498,065	$-	$1,734,503

For the period ended January 31, 2020, there have been no significant changes to the Funds’ fair value methodologies. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By	/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer
Date	3/26/2020